Impact on the results of operations of transactions between the Corporation and PR Asset Portfolio 2013-1 International, LLC (Detail) (100%, PR Asset Portfolio 2013-1 International, LLC [Member], USD $)
In Thousands, unless otherwise specified
12 Months Ended
Dec. 31, 2013
Related Party Transaction [Line Items]
Related Party Transaction Revenues From Transactions With Related Party	$ 3,116
Interest Income Member
Related Party Transaction [Line Items]
Related Party Transaction Revenues From Transactions With Related Party	2,966
Other Fee Revenue [Member]
Related Party Transaction [Line Items]
Related Party Transaction Revenues From Transactions With Related Party	$ 150